Basis of Preparation and Summary of Significant Accounting Policies - Summary of Impact on Retained Earnings (Detail) ₺ in Thousands	Jan. 01, 2018 TRY (₺)
Disclosure of Impact of adoption to IFRS 9 on retained earnings [line items]
Retained earnings 1 January 2018 - (including IFRS 9 effects-excluding IFRS 15 effects)	₺ 11,312,276
Increase (decrease) due to application of IFRS 9 [member]
Disclosure of Impact of adoption to IFRS 9 on retained earnings [line items]
Retained earnings 1 January 2018 - (including IFRS 9 effects-excluding IFRS 15 effects)	11,312,276
Increase in provision for receivables from financial services	(52,951)
Decrease in provision for other financial assets	38,384
Deferred tax effect	3,419
Total impact of adoption in accordance with IFRS 9	(11,148)
Opening retained earnings 1 January 2018 - (including IFRS 9 and IFRS 15 effects)	₺ 11,301,128